Expense Example {- Health Care Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-15 - Health Care Portfolio - Health Care Portfolio-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847